FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Equity investments at FVOCI	$ 54.7	$ 116.9
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
FAIR VALUE MEASUREMENT
Equity investments at FVOCI	54.7
Financial assets	70.0
Recurring basis | Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Financial assets	7.4
Recurring basis | Energy swap contracts
FAIR VALUE MEASUREMENT
Financial assets	1.0
Recurring basis | Other
FAIR VALUE MEASUREMENT
Financial assets	6.9
Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Equity investments at FVOCI	54.7
Financial assets	54.7
Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Financial assets	15.3
Recurring basis | Level 2 | Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Financial assets	7.4
Recurring basis | Level 2 | Energy swap contracts
FAIR VALUE MEASUREMENT
Financial assets	1.0
Recurring basis | Level 2 | Other
FAIR VALUE MEASUREMENT
Financial assets	$ 6.9